SPDR® Series Trust

Supplement Dated June 4, 2013

to the

Prospectus Dated October 31, 2012, as supplemented

Portfolio manager information with respect to the funds shown in the table below is hereby revised as set forth herein. This information replaces the applicable portfolio manager information on the referenced pages in the Prospectus.

Funds	Page	Portfolio Managers
SPDR Barclays TIPS ETF	7

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Patrick Bresnehan, Mahesh Jayakumar and Peter Breault.

PATRICK BRESNEHAN is a Vice President of SSgA FM and a Senior Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2010.

MAHESH JAYAKUMAR is a Vice President of SSgA FM and a Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2008.

PETER R. BREAULT is a Principal of SSgA FM and a Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2012.

SPDR Barclays Short Term Corporate Bond ETF SPDR Barclays Intermediate Term Corporate Bond ETF SPDR Barclays Long Term Corporate Bond ETF SPDR Barclays Issuer Scored Corporate Bond ETF	23 29 34 38

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Patrick Bresnehan and Kyle Kelly.

PATRICK BRESNEHAN is a Vice President of SSgA FM and a Senior Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2010.

KYLE KELLY is a Principal of SSgA FM and a Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2007.

SPDR Barclays Convertible Securities ETF	42

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Michael Brunell and Mahesh Jayakumar.

MICHAEL BRUNELL is a Vice President of SSgA FM and is a member of the Passive Fixed Income Portfolio Management Group. He joined the Adviser in 1997.

MAHESH JAYAKUMAR is a Vice President of SSgA FM and a Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2008.

Funds	Page	Portfolio Managers
SPDR Barclays Aggregate Bond ETF	51

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Michael Brunell and Peter Breault.

MICHAEL BRUNELL is a Vice President of SSgA FM and is a member of the Passive Fixed Income Portfolio Management Group. He joined the Adviser in 1997.

PETER R. BREAULT is a Principal of SSgA FM and a Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2012.

SPDR DB International Government Inflation-Protected Bond ETF	85

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Michael Brunell, Peter Breault and Mahesh Jayakumar.

MICHAEL BRUNELL is a Vice President of SSgA FM and is a member of the Passive Fixed Income Portfolio Management Group. He joined the Adviser in 1997.

PETER R. BREAULT is a Principal of SSgA FM and a Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2012.

MAHESH JAYAKUMAR is a Vice President of SSgA FM and a Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2008.

SPDR Barclays High Yield Bond ETF SPDR Barclays Short Term High Yield Bond ETF SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	110 114 121 125

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are Michael Brunell, Patrick Bresnehan and Kyle Kelly.

MICHAEL BRUNELL is a Vice President of SSgA FM and is a member of the Passive Fixed Income Portfolio Management Group. He joined the Adviser in 1997.

PATRICK BRESNEHAN is a Vice President of SSgA FM and a Senior Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2010.

KYLE KELLY is a Principal of SSgA FM and a Portfolio Manager in the Fixed Income Portfolio Management Team. He joined the Adviser in 2007.

In the list of portfolio managers and corresponding funds beginning on page 134 of the Prospectus, the table of portfolio managers with regard to the above mentioned funds is revised as follows with respect to the funds indicated in the table below:

Portfolio Managers	Fund
Patrick Bresnehan, Mahesh Jayakumar and Peter Breault	SPDR Barclays TIPS ETF
Patrick Bresnehan and Kyle Kelly	SPDR Barclays Short Term Corporate Bond ETF, SPDR Barclays Intermediate Term Corporate Bond ETF, SPDR Barclays Long Term Corporate Bond ETF, SPDR Barclays Issuer Scored Corporate Bond ETF

Portfolio Managers	Fund
Michael Brunell and Mahesh Jayakumar	SPDR Barclays Convertible Securities ETF
Michael Brunell and Peter Breault	SPDR Barclays Aggregate Bond ETF
Michael Brunell, Peter Breault and Mahesh Jayakumar	SPDR DB International Government Inflation-Protected Bond ETF
Michael Brunell, Patrick Bresnehan and Kyle Kelly	SPDR Barclays High Yield Bond ETF, SPDR Barclays Short Term High Yield Bond ETF, SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF, SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

On page 135 in the Management section of the Prospectus, Max DeSantis’ biography is deleted.

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SPDRSTSUPP3

SPDR® Series Trust

Supplement Dated June 4, 2013

to the

Statement of Additional Information (“SAI”)

Dated October 31, 2012, as supplemented

The table starting on page 54 of the SAI that lists the funds and their respective portfolio managers is hereby revised as follows with respect to the funds indicated in the table below:

Fund	Portfolio Managers
SPDR Barclays TIPS ETF	Patrick Bresnehan, Mahesh Jayakumar and Peter Breault
SPDR Barclays Short Term Corporate Bond ETF SPDR Barclays Intermediate Term Corporate Bond ETF SPDR Barclays Long Term Corporate Bond ETF SPDR Barclays Issuer Scored Corporate Bond ETF	Patrick Bresnehan and Kyle Kelly
SPDR Barclays Convertible Securities ETF	Michael Brunell and Mahesh Jayakumar
SPDR Barclays Aggregate Bond ETF	Michael Brunell and Peter Breault
SPDR DB International Government Inflation-Protected Bond ETF	Michael Brunell, Peter Breault and Mahesh Jayakumar
SPDR Barclays High Yield Bond ETF SPDR Barclays Short Term High Yield Bond ETF SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	Michael Brunell, Patrick Bresnehan and Kyle Kelly

The table under the sub-heading “Other Accounts Managed” on page 55 is hereby revised in its entirety as follows:

Other Accounts Managed as of April 30, 2013

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts	Assets Managed (billions)*	Total Assets Managed (billions)*
Mike Feehily	83	$109.94	255	$315.53	386	$420.45	$845.92
John Tucker	83	$109.94	255	$315.53	386	$420.45	$845.92
Todd Bean	15	$103.59	14	$125.12	93	$142.34	$371.04
Steven Meier	15	$103.59	14	$125.12	93	$142.34	$371.04
Jeff St. Peters	15	$103.59	14	$125.12	93	$142.34	$371.04
Michael Brunell	8	$24.30	61	$48.87	219	$120.78	$193.95
Kyle Kelly	8	$24.30	61	$48.87	219	$120.78	$193.95
Peter Breault	8	$24.30	61	$48.87	219	$120.78	$193.95
Karen Tsang	8	$24.30	61	$48.87	219	$120.78	$193.95
Patrick Bresnehan	8	$24.30	61	$48.87	219	$120.78	$193.95
Mahesh Jayakumar	8	$24.30	61	$48.87	219	$120.78	$193.95
Thomas Connelley	8	$24.30	61	$48.87	219	$120.78	$193.95
*	There are no performance fees associated with these portfolios.

Information in the table of Fund Shares beneficially owned by the portfolio managers on page 55 of the SAI is hereby revised in its entirety with the following information:

The following table lists the dollar range of Fund Shares beneficially owned by portfolio managers listed above as of April 30, 2013:

Portfolio Manager	Fund	Dollar Range of Trust Shares Beneficially Owned
Mike Feehily	SPDR Dow Jones REIT ETF SPDR Barclays Capital High Yield Bond ETF SPDR Dow Jones REIT ETF SPDR S&P Dividend ETF SPDR Barclays Emerging Markets Local Bond ETF	$10,000-$50,000 $10,000-$50,000 $10,000-$50,000 $10,000-$50,000 $10,000-$50,000
John Tucker	None	None
Todd Bean	None	None
Steven Meier	SPDR S&P Dividend ETF	$1 to $10,000
Jeff St. Peters	None	None
Michael Brunell	SPDR Barclays High Yield Bond ETF	$1 to $10,000
Kyle Kelly	None	None
Peter Breault	None	None
Karen Tsang	None	None
Patrick Bresnehan	None	None
Mahesh Jayakumar	None	None
Thomas Connelley	None	None

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